Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share (EPS), Basic and Diluted

For the years ended December 31, 2013, 2012 and 2011, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Basic EPS
Net income (loss) attributable to parent company	(500)	(1,158)	650
Weighted average shares outstanding	889,541,922	886,699,953	883,619,377
Basic EPS	(0.56)	(1.31)	0.74

Diluted EPS
Net income (loss) attributable to parent company	(500)	(1,158)	650
Convertible debt interest	—	—	5
Net income (loss) attributable to parent company adjusted	(500)	(1,158)	655

Weighted average shares outstanding	889,541,922	886,699,953	883,619,377
Dilutive effect of unvested shares	—	—	3,771,729
Dilutive effect of convertible debt	—	—	17,073,640
Number of shares used in calculating diluted EPS	889,541,922	886,699,953	904,464,746

Diluted EPS	(0.56)	(1.31)	0.72